CONSIDERATION PAYABLE - Schedule of consideration payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 25, 2019	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about business combination [line items]
Opening balance consideration payable		$ 846,256	$ 1,375,268
Consideration paid-cash		(846,256)	(1,375,268)
Ending balance consideration payable		0	$ 846,256
Swell Companies Limited ("Swell")
Disclosure of detailed information about business combination [line items]
Date of acquisition	May 25, 2019
Ending balance consideration payable	$ 846,256	$ 7,350,000